Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous equity [abstract]
Treasury stock	₩ (215,210)	₩ (398,075)
Gain or loss on disposal of treasury stock	2,862	3,220
Share-based payments	7,106	8,773
Equity transactions within consolidated entities	(432,318)	(416,336)
Total	₩ (637,560)	₩ (802,418)